ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Holsun [Member]
Schedule of total purchase consideration

The following table summarizes the allocation of the purchase price for this 2012 acquisition, which was adjusted in 2013 due to new information becoming available. The adjustments of fair value of indemnification asset and intangible assets with definite lives resulted in the corresponding adjustment of goodwill.

Fair value
RMB
Indemnification asset	371,000
Intangible assets with definite lives	9,480,000
Goodwill	16,720,334
Total purchase consideration	26,571,334

Schedule of intangible assets from acquisition
The fair value of intangible assets measured by the income approach and major components of intangible assets associated with the Holsun acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	6,580,000	3 years
Customer list	2,900,000	5 years
Intangible assets with definite lives	9,480,000

2013 Acquired Company [Member]
Schedule of total purchase consideration
The following table summarizes the allocation of the purchase price for the acquisition.

Fair value
RMB
Net assets	(2,298,803)
Intangible assets with definite lives	7,905,854
Deferred tax liabilities arising from the acquisition	(1,976,463)
Total fair value of net assets acquired (a)	3,630,588

Purchase consideration to original shareholders (b)	5,000,000
Noncontrolling interest (c)	16,734,018
Goodwill (b+c-a)	18,103,430

Schedule of intangible assets from acquisition
The fair value of intangible assets was measured by income approach and the major components of intangible assets associated with the 2013 Acquired Company acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	3,076,912	5 years
Self-developed software	4,828,942	3 years
Intangible assets with definite lives	7,905,854

2014 Acquired Company [Member]
Schedule of total purchase consideration

Allocation of the purchase price for the acquisition was as follows:

Fair value
RMB
Accounts receivable, net	113,783,547
Other current assets	93,492,599
Non-current assets	5,442,860
Accounts payable	(154,282,913)
Accrued expenses and other current liabilities	(29,795,504)
Intangible asset with definite lives	76,690,000
Deferred tax liabilities	(19,172,500)
Total fair value of net assets acquired (a)	86,158,089

Purchase consideration in 2014 (b)	60,000,000
Investment in non-consolidated affiliates (c)	34,674,235
Gain on investment in non-consolidated affiliates after control (d)	17,049,903
Non controlling interest (e)	65,024,631
Goodwill (b+c+d+e-a)	90,590,680

Schedule of intangible assets from acquisition
The fair value of intangible assets was measured using the income approach, and the major components of intangible assets associated with the 2014 Acquired Company acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	76,690,000	5 years

Schedule of pro forma consolidated financial information
These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the dates indicated.

	December 31,
	2013	2014
	RMB	RMB
Net revenues	211,277,523	215,068,193
Net loss attributable to eLong, Inc.	2,602,191	8,079,150